Financial Instruments - Estimated Fair Values of Derivative Financial Instruments Included in Risk Management Asset (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation Of Changes In Derivative Financial Assets (Liabilities), Net [Roll Forward]
Derivative financial asset (liability), net	$ 6	$ 55
Net change in fair value of outstanding derivatives financial instruments recognized in: Risk management activities	3	70
Net change in fair value of outstanding derivatives financial instruments recognized in: Foreign exchange	0	(119)
Derivative financial asset, net	9	6
Asset (liability), included in current portion of other long-term (liabilities) assets	8	0
Asset, included in other long-term assets	$ 1	$ 6